Segment Reporting (Details) - Schedule of total assets by segment - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	R 2,915,143	R 1,845,257
South Africa [Member]
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	1,214,369	1,145,039
Africa – Other [Member]
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	176,441	196,156
Europe [Member]
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	309,205	275,290
Asia-Pacific, Middle East and USA [Member]
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	341,765	227,968
Total by segment [Member]
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	2,041,780	1,844,453
Corporate [Member]
Segment Reporting (Details) - Schedule of total assets by segment [Line Items]
Total	R 873,363	R 804